GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES	General and Administrative Expenses

For the years ended December 31	2020	2019
Corporate administration[1]	$118	$148
Share-based compensation	67	37
Tanzania[2]	—	27
Total[3]	$185	$212
[1]Includes $1 million (2019: $18 million) related to one-time severance payments.
[2]Formerly known as Acacia Mining plc.
[3]Includes employee costs of $128 million (2019: $131 million).